Condensed Consolidated Balance Sheets (Parentheticals) (Unaudited) - shares	Jun. 30, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Common units issued	10,011,806	9,675,795
Common units outstanding	10,011,806	9,675,795
Subordinated Series A units issued	1,592,920	1,592,920
Subordinated Series A units outstanding	1,592,920	1,592,920
Subordinated units issued	9,342,692	9,342,692
Subordinated units outstanding	9,342,692	9,342,692
General Partners units issued	427,499	420,641
General Partners units outstanding	427,499	420,641